Provision for liabilities and other charges (Tables)	12 Months Ended
Dec. 31, 2020
Provisions for liabilities and other charges
Schedule of Movements in provisions for liabilities and other charges

		Marketplace
		and consignment	Provision for
In thousands of EUR	Tax risks	goods	other expenses	Total
Balance as of January 1, 2019	19,675	69	474	20,218
Additions	6,700	480	584	7,764
Reversals	(611)	—	(184)	(795)
Use of provision	(21)	—	(1)	(22)
Effect of translation	97	—	4	101
Balance as of December 31, 2019	25,840	549	877	27,266
Additions	4,736	501	911	6,148
Reversals	(167)	(207)	(188)	(562)
Use of provision	—	—	(131)	(131)
Effect of translation	(380)	(45)	(131)	(556)
Balance as of December 31, 2020	30,029	798	1,338	32,165
Current	30,029	798	977	31,804
Non-current	—	—	361	361